Earnings per share - Potential Dilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Share Options and Stock Units	2,496,453	3,474,322	2,017,355